Loans (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Schedule of composition of loan portfolio by class of loan
The composition of the loan portfolio, by class of loan, as of December 31, 2015 and December 31, 2014 was as follows:

	12/31/2015			12/31/2014
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$955,727	$3,437	$959,164	$856,535	$3,218	$859,753
Commercial real estate *	1,113,603	4,009	1,117,612	1,069,637	3,546	1,073,183
Construction real estate:
SEPH commercial land and development	2,044	—	2,044	2,195	—	2,195
Remaining commercial	128,046	321	128,367	115,139	300	115,439
Mortgage	36,722	75	36,797	31,148	72	31,220
Installment	6,533	21	6,554	7,322	23	7,345
Residential real estate:
Commercial	410,571	1,014	411,585	417,612	1,038	418,650
Mortgage	1,210,819	1,469	1,212,288	1,189,709	1,548	1,191,257
HELOC	211,415	769	212,184	216,915	803	217,718
Installment	22,638	78	22,716	27,139	97	27,236
Consumer	967,111	3,032	970,143	893,160	2,967	896,127
Leases	2,856	14	2,870	3,171	17	3,188
Total loans	$5,068,085	$14,239	$5,082,324	$4,829,682	$13,629	$4,843,311
* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

Schedule of recorded investment in nonaccrual restructured and loans past due 90 days or more and accruing
The following table presents the recorded investment in nonaccrual loans, accruing troubled debt restructurings ("TDRs"), and loans past due 90 days or more and still accruing by class of loan as of December 31, 2015 and December 31, 2014:

	12/31/2015
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$21,676	$8,947	$—	$30,623
Commercial real estate	15,268	2,757	—	18,025
Construction real estate:
SEPH commercial land and development	2,044	—	—	2,044
Remaining commercial	4,162	514	—	4,676
Mortgage	7	110	—	117
Installment	64	114	—	178
Residential real estate:
Commercial	25,063	261	—	25,324
Mortgage	20,378	10,143	851	31,372
HELOC	1,749	873	27	2,649
Installment	1,657	635	4	2,296
Consumer	3,819	734	1,093	5,646
Total loans	$95,887	$25,088	$1,975	$122,950

	12/31/2014
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$18,826	$297	$229	$19,352
Commercial real estate	19,299	2,690	—	21,989
Construction real estate:
SEPH commercial land and development	2,078	—	—	2,078
Remaining commercial	5,558	51	—	5,609
Mortgage	59	94	9	162
Installment	115	125	—	240
Residential real estate:
Commercial	24,336	594	—	24,930
Mortgage	21,869	10,349	1,329	33,547
HELOC	1,879	630	9	2,518
Installment	1,743	779	—	2,522
Consumer	4,631	723	1,133	6,487
Total loans	$100,393	$16,332	$2,709	$119,434

Schedule of loans individually evaluated for impairment and loans collectively evaluated for impairment
The following table provides additional information regarding those nonaccrual and accruing TDR loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2015 and December 31, 2014.

	12/31/2015			12/31/2014
(In thousands)	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$30,623	$30,595	$28	$19,123	$19,106	$17
Commercial real estate	18,025	18,025	—	21,989	21,989	—
Construction real estate:
SEPH commercial land and development	2,044	2,044	—	2,078	2,078	—
Remaining commercial	4,676	4,676	—	5,609	5,609	—
Mortgage	117	—	117	153	—	153
Installment	178	—	178	240	—	240
Residential real estate:
Commercial	25,324	25,324	—	24,930	24,930	—
Mortgage	30,521	—	30,521	32,218	—	32,218
HELOC	2,622	—	2,622	2,509	—	2,509
Installment	2,292	—	2,292	2,522	—	2,522
Consumer	4,553	—	4,553	5,354	—	5,354
Total loans	$120,975	$80,664	$40,311	$116,725	$73,712	$43,013

Schedule of loans individually evaluated for impairment by class of loan
The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2015 and December 31, 2014.

	12/31/2015			12/31/2014
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$32,583	$18,763	$—	$30,601	$17,883	$—
Commercial real estate	15,138	14,916	—	27,923	20,696	—
Construction real estate:
SEPH commercial land and development	10,834	2,044	—	11,026	2,078	—
Remaining commercial	2,506	1,531	—	1,427	391	—
Residential real estate:
Commercial	23,798	23,480	—	25,822	23,352	—
With an allowance recorded
Commercial, financial and agricultural	16,155	11,832	1,904	1,251	1,223	981
Commercial real estate	3,195	3,109	381	1,310	1,293	262
Construction real estate:
Remaining commercial	3,145	3,145	1,356	5,218	5,218	1,812
Residential real estate:
Commercial	1,951	1,844	550	1,578	1,578	605
Total	$109,305	$80,664	$4,191	$106,156	$73,712	$3,660

Schedule of average recorded investment and interest income recognized on loans individually evaluated for impairment
The following tables present the average recorded investment and interest income recognized subsequent to impairment on loans individually evaluated for impairment as of and for the years ended December 31, 2015, 2014, and 2013:

		Year ended December 31, 2015
(In thousands)	Recorded Investment as of December 31, 2015	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$30,595	$20,179	$340
Commercial real estate	18,025	17,883	550
Construction real estate:
SEPH commercial land and development	2,044	2,066	21
Remaining commercial	4,676	5,666	26
Residential real estate:
Commercial	25,324	24,968	1,026
Consumer	—	—	—
Total	$80,664	$70,762	$1,963

		Year ended December 31, 2014
(In thousands)	Recorded Investment as of December 31, 2014	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$19,106	$19,518	$360
Commercial real estate	21,989	31,945	1,027
Construction real estate:
SEPH commercial land and development	2,078	3,658	146
Remaining commercial	5,609	8,784	61
Residential real estate:
Commercial	24,930	28,306	1,084
Consumer	—	403	—
Total	$73,712	$92,614	$2,678

		Year ended December 31, 2013
(In thousands)	Recorded Investment as of December 31, 2013	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$20,727	$20,523	$412
Commercial real estate	41,822	41,426	1,151
Construction real estate:
SEPH commercial land and development	4,777	8,723	—
Remaining commercial	10,782	17,829	616
Residential real estate:
Commercial	33,408	34,972	461
Consumer	799	616	—
Total	$112,315	$124,089	$2,640

Schedule of aging of the recorded investment in past due loans
The following tables present the aging of the recorded investment in past due loans as of December 31, 2015 and December 31, 2014 by class of loan.

	12/31/2015
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment
Commercial, financial and agricultural	$670	$7,536	$8,206	$950,958	$959,164
Commercial real estate	142	530	672	1,116,940	1,117,612
Construction real estate:
SEPH commercial land and development	—	2,044	2,044	—	2,044
Remaining commercial	165	84	249	128,118	128,367
Mortgage	63	7	70	36,727	36,797
Installment	200	46	246	6,308	6,554
Residential real estate:
Commercial	325	19,521	19,846	391,739	411,585
Mortgage	10,569	8,735	19,304	1,192,984	1,212,288
HELOC	487	186	673	211,511	212,184
Installment	426	318	744	21,972	22,716
Consumer	11,458	3,376	14,834	955,309	970,143
Leases	—	—	—	2,870	2,870
Total loans	$24,505	$42,383	$66,888	$5,015,436	$5,082,324
* Includes $2.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

	12/31/2014
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment

Commercial, financial and agricultural	$6,482	$7,508	$13,990	$845,763	$859,753
Commercial real estate	808	8,288	9,096	1,064,087	1,073,183
Construction real estate:
SEPH commercial land and development	—	2,068	2,068	127	2,195
Remaining commercial	166	77	243	115,196	115,439
Mortgage	39	68	107	31,113	31,220
Installment	21	25	46	7,299	7,345
Residential real estate:
Commercial	250	19,592	19,842	398,808	418,650
Mortgage	11,146	10,637	21,783	1,169,474	1,191,257
HELOC	262	387	649	217,069	217,718
Installment	596	464	1,060	26,176	27,236
Consumer	11,304	3,818	15,122	881,005	896,127
Leases	—	—	—	3,188	3,188
Total loans	$31,074	$52,932	$84,006	$4,759,305	$4,843,311

Schedule of recorded investment by loan grade
The tables below present the recorded investment by loan grade at December 31, 2015 and December 31, 2014 for all commercial loans:

	12/31/2015
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$4,392	$347	$30,623	$923,802	$959,164
Commercial real estate*	14,880	3,417	18,025	1,081,290	1,117,612
Construction real estate:
SEPH commercial land and development	—	—	2,044	—	2,044
Remaining commercial	2,151	122	4,676	121,418	128,367
Residential real estate:
Commercial	3,280	386	25,324	382,595	411,585
Leases	—	—	—	2,870	2,870
Total Commercial Loans	$24,703	$4,272	$80,692	$2,511,975	$2,621,642

* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

	12/31/2014
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$1,874	$1,201	$19,123	$837,555	$859,753
Commercial real estate*	8,448	1,712	21,989	1,041,034	1,073,183
Construction real estate:
SEPH commercial land and development	—	—	2,078	117	2,195
Remaining commercial	3,349	57	5,609	106,424	115,439
Residential real estate:
Commercial	2,581	598	24,930	390,541	418,650
Leases	—	—	—	3,188	3,188
Total Commercial Loans	$16,252	$3,568	$73,729	$2,378,859	$2,472,408

Schedule of troubled debt restructurings on financing receivables
The following tables detail the number of contracts modified as TDRs during the years ended December 31, 2015, 2014 and 2013 as well as the recorded investment of these contracts at December 31, 2015, 2014, and 2013. The recorded investment pre- and post-modification is generally the same due to the fact that Park does not typically forgive principal.

	Year ended December 31, 2015
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	39	$8,948	$3,640	$12,588
Commercial real estate	14	637	3,523	4,160
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	2	513	—	513
Mortgage	1	19	—	19
Installment	—	—	—	—
Residential real estate:
Commercial	11	—	1,185	1,185
Mortgage	39	1,132	2,122	3,254
HELOC	26	315	45	360
Installment	9	—	155	155
Consumer	283	202	888	1,090
Total loans	424	$11,766	$11,558	$23,324

	Year ended December 31, 2014
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	30	$292	$431	$723
Commercial real estate	11	1,184	1,254	2,438
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	2	—	206	206
Mortgage	—	—	—	—
Installment	2	—	56	56
Residential real estate:
Commercial	9	—	866	866
Mortgage	46	32	2,325	2,357
HELOC	10	85	241	326
Installment	10	109	12	121
Consumer	330	244	1,058	1,302
Total loans	450	$1,946	$6,449	$8,395

	Year ended December 31, 2013
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	34	$7	$1,334	$1,341
Commercial real estate	22	—	8,563	8,563
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	3	—	98	98
Mortgage	—	—	—	—
Installment	4	26	25	51
Residential real estate:
Commercial	15	—	2,552	2,552
Mortgage	62	1,967	2,278	4,245
HELOC	16	175	—	175
Installment	13	113	179	292
Consumer	327	805	345	1,150
Total loans	496	$3,093	$15,374	$18,467

Schedule recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month
The following table presents the recorded investment in financing receivables which were modified as TDRs within the previous 12 months and for which there was a payment default during the year ended December 31, 2015, December 31, 2014, and December 31, 2013. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	Year ended December 31, 2015		Year ended December 31, 2014		Year ended December 31, 2013
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	1	$1	4	$206	11	$771
Commercial real estate	1	626	1	302	11	2,839
Construction real estate:
SEPH commercial land and development	—	—	—	—	—	—
Remaining commercial	—	—	—	—	—	—
Mortgage	—	—	—	—	—	—
Installment	—	—	—	—	1	10
Residential real estate:
Commercial	3	1,005	1	3	4	1,683
Mortgage	12	682	14	810	26	1,533
HELOC	1	5	2	160	—	—
Installment	2	101	2	12	5	72
Consumer	47	434	62	516	74	471
Leases	—	—	—	—	—	—
Total loans	67	$2,854	$86	$2,009	132	$7,379